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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                 Check here if Amendment [ ]; Amendment Number:

     This Amendment (check only one.)       [  ] is a restatement.
                                            [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL            October 25, 2006
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $  204,611
                                           (thousands)

List of Other Included Managers:           None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ----------------------
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED NONE
---------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------ ----
AMCORE FINL INC               COMMON SHARES  023912108     2,093     69,100  SH         SOLE                     69,100
AMSOUTH BANCORPORATION        COMMON SHARES  032165102    13,533    466,015  SH         SOLE                    466,015
ASSOCIATED BANC CORP          COMMON SHARES  045487105     3,938    121,179  SH         SOLE                    121,179
BANK OF AMERICA CORPORATION   COMMON SHARES  060505104    35,924    670,594  SH         SOLE                    670,594
BANK NEW YORK INC             COMMON SHARES  064057102     3,526    100,000  SH         SOLE                    100,000
CITIGROUP INC                 COMMON SHARES  172967101    11,176    225,000  SH         SOLE                    225,000
COMERICA INC                  COMMON SHARES  200340107    15,044    264,300  SH         SOLE                    264,300
COMPASS BANCSHARES INC        COMMON SHARES  20449H109     6,197    108,750  SH         SOLE                    108,750
FREMONT GEN CORP              COMMON SHARES  357288109    22,029  1,574,600  SH         SOLE                  1,574,600
JP MORGAN CHASE & CO          COMMON SHARES  46625H100    23,521    500,864  SH         SOLE                    500,864
MAF BANCORP INC               COMMON SHARES  55261R108     8,458    204,850  SH         SOLE                    204,850
MERRILL LYNCH & CO INC        COMMON SHARES  590188108    10,325    132,000  SH         SOLE                    132,000
MORGAN STANLEY                COMMON SHARES  617446448     5,979     82,000  SH         SOLE                     82,000
NATIONAL CITY CORP            COMMON SHARES  635405103     2,727     74,520  SH         SOLE                     74,520
REGIONS FINL CORP NEW         COMMON SHARES  7591EP100     5,281    143,554  SH         SOLE                    143,554
SUNTRUST BKS INC              COMMON SHARES  867914103     3,709     48,000  SH         SOLE                     48,000
U S BANCORP DEL               COMMON SHARES  902973304     8,932    268,870  SH         SOLE                    268,870
WACHOVIA CORP 2ND NEW         COMMON SHARES  929903102    22,219    398,191  SH         SOLE                    398,191